Investment Risks	Feb. 28, 2025
Guardian Short Duration Bond VIP Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed by the Subadviser. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund’s performance. There is no guarantee that the Subadviser’s investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.